Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2025
T23-NPRT3-0625
1.9880060.108
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	28,559	8,543,425
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	50,316	2,121,323
UNITED STATES - 98.6%
Communication Services - 8.8%
Diversified Telecommunication Services - 1.4%
AT&T Inc	224,424	6,216,545
Verizon Communications Inc	133,986	5,903,423
		12,119,968
Entertainment - 0.5%
Walt Disney Co/The	53,491	4,865,006
Interactive Media & Services - 6.1%
Alphabet Inc Class A	196,076	31,136,869
Meta Platforms Inc Class A	40,975	22,495,275
		53,632,144
Media - 0.8%
Comcast Corp Class A	138,478	4,735,948
Paramount Global Class B (b)	238,610	2,801,281
		7,537,229
TOTAL COMMUNICATION SERVICES		78,154,347

Consumer Discretionary - 10.4%
Automobiles - 2.3%
Ford Motor Co	416,967	4,173,840
Tesla Inc (c)	57,282	16,162,689
		20,336,529
Broadline Retail - 3.6%
Amazon.com Inc (c)	175,756	32,412,922
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings Inc	1,306	6,659,660
Expedia Group Inc Class A	22,736	3,567,960
McDonald's Corp	24,429	7,808,730
Wynn Resorts Ltd	44,468	3,571,225
		21,607,575
Household Durables - 0.4%
Lennar Corp Class A	31,736	3,446,846
Specialty Retail - 1.7%
Abercrombie & Fitch Co Class A (c)	31,682	2,199,364
Gap Inc/The	159,378	3,490,378
Home Depot Inc/The	25,531	9,203,671
		14,893,413
TOTAL CONSUMER DISCRETIONARY		92,697,285

Consumer Staples - 5.8%
Consumer Staples Distribution & Retail - 2.9%
Albertsons Cos Inc Class A	162,878	3,580,058
Dollar General Corp	47,470	4,447,465
Kroger Co/The	60,072	4,337,799
Target Corp	31,432	3,039,474
Walmart Inc	105,688	10,278,159
		25,682,955
Food Products - 0.8%
Archer-Daniels-Midland Co	76,700	3,662,425
Bunge Global SA	47,920	3,772,262
		7,434,687
Household Products - 1.5%
Kimberly-Clark Corp	30,346	3,998,996
Procter & Gamble Co/The	59,306	9,641,376
		13,640,372
Tobacco - 0.6%
Altria Group Inc	89,629	5,301,555
TOTAL CONSUMER STAPLES		52,059,569

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp	40,259	5,477,640
Chord Energy Corp	16,972	1,531,384
ConocoPhillips	39,849	3,551,343
EOG Resources Inc	23,471	2,589,555
Exxon Mobil Corp	91,630	9,678,877
Occidental Petroleum Corp	48,861	1,925,612
Ovintiv Inc	45,160	1,516,472
Valero Energy Corp	17,978	2,087,066
		28,357,949
Financials - 15.3%
Banks - 1.9%
Bank of America Corp	241,815	9,643,582
Citigroup Inc	107,824	7,373,005
		17,016,587
Capital Markets - 1.8%
Charles Schwab Corp/The	98,782	8,040,855
Goldman Sachs Group Inc/The	14,648	8,020,512
		16,061,367
Consumer Finance - 2.0%
Capital One Financial Corp	35,915	6,474,038
Discover Financial Services	33,971	6,205,483
Synchrony Financial	94,890	4,929,535
		17,609,056
Financial Services - 5.8%
Berkshire Hathaway Inc Class B (c)	44,145	23,540,321
Essent Group Ltd	102,902	5,858,211
MGIC Investment Corp	238,831	5,949,280
Visa Inc Class A	46,841	16,183,566
		51,531,378
Insurance - 3.8%
American International Group Inc	92,262	7,521,198
Everest Group Ltd	18,327	6,576,277
MetLife Inc	80,383	6,058,467
Prudential Financial Inc	58,574	6,016,136
The Travelers Companies, Inc.	28,192	7,446,353
		33,618,431
TOTAL FINANCIALS		135,836,819

Health Care - 10.9%
Biotechnology - 2.4%
AbbVie Inc	62,516	12,196,872
Gilead Sciences Inc	83,265	8,871,052
		21,067,924
Health Care Providers & Services - 3.6%
Centene Corp (c)	110,123	6,590,862
Elevance Health Inc	19,308	8,120,559
UnitedHealth Group Inc	27,241	11,208,037
Universal Health Services Inc Class B	32,879	5,821,884
		31,741,342
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co	138,072	6,931,214
Johnson & Johnson	81,225	12,696,280
Merck & Co Inc	112,201	9,559,525
Pfizer Inc	330,511	8,067,774
Royalty Pharma PLC Class A	202,485	6,645,558
		43,900,351
TOTAL HEALTH CARE		96,709,617

Industrials - 8.9%
Aerospace & Defense - 2.5%
Lockheed Martin Corp	12,013	5,739,211
Northrop Grumman Corp	10,326	5,023,599
RTX Corp	52,112	6,572,887
Textron Inc	53,814	3,786,891
		21,122,588
Air Freight & Logistics - 0.9%
FedEx Corp	18,809	3,956,097
United Parcel Service Inc Class B	46,308	4,413,152
		8,369,249
Building Products - 1.1%
Builders FirstSource Inc (c)	25,256	3,021,375
Owens Corning	22,187	3,226,212
UFP Industries Inc	33,312	3,292,891
		9,540,478
Industrial Conglomerates - 0.7%
Honeywell International Inc	28,162	5,928,101
Machinery - 1.7%
Caterpillar Inc	18,810	5,817,369
Deere & Co	12,430	5,762,051
PACCAR Inc	44,284	3,994,859
		15,574,279
Passenger Airlines - 0.6%
Delta Air Lines Inc	65,677	2,734,133
United Airlines Holdings Inc (c)	40,652	2,797,671
		5,531,804
Professional Services - 1.1%
Automatic Data Processing Inc	19,238	5,782,943
Leidos Holdings Inc	28,994	4,267,337
		10,050,280
Trading Companies & Distributors - 0.3%
Boise Cascade Co (b)	30,921	2,884,311
TOTAL INDUSTRIALS		79,001,090

Information Technology - 28.2%
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc (c)	62,654	6,977,149
IT Services - 2.3%
Akamai Technologies Inc (c)	72,930	5,876,699
Amdocs Ltd	82,481	7,306,168
Cognizant Technology Solutions Corp Class A	93,425	6,873,277
		20,056,144
Semiconductors & Semiconductor Equipment - 8.3%
Micron Technology Inc	94,899	7,302,478
NVIDIA Corp	478,700	52,140,004
ON Semiconductor Corp (c)	144,554	5,738,793
QUALCOMM Inc	59,460	8,827,432
		74,008,707
Software - 9.3%
Adobe Inc (c)	23,769	8,912,900
Microsoft Corp	145,012	57,317,444
Salesforce Inc	36,831	9,896,858
Zoom Communications Inc Class A (c)	87,041	6,749,159
		82,876,361
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	290,476	61,726,150
Hewlett Packard Enterprise Co	354,615	5,751,855
		67,478,005
TOTAL INFORMATION TECHNOLOGY		251,396,366

Materials - 2.2%
Chemicals - 1.1%
CF Industries Holdings Inc	18,304	1,434,484
Linde PLC	11,200	5,076,176
LyondellBasell Industries NV Class A1	22,305	1,298,374
Mosaic Co/The	54,899	1,668,930
		9,477,964
Construction Materials - 0.2%
CRH PLC	25,250	2,409,355
Metals & Mining - 0.9%
Commercial Metals Co (b)	30,189	1,344,618
Freeport-McMoRan Inc	62,182	2,240,417
Newmont Corp	50,139	2,641,323
Nucor Corp	14,338	1,711,527
		7,937,885
TOTAL MATERIALS		19,825,204

Real Estate - 2.4%
Diversified REITs - 0.2%
WP Carey Inc	28,254	1,764,180
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	16,783	1,219,453
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	95,728	1,351,679
Industrial REITs - 0.3%
Prologis Inc	27,447	2,805,083
Office REITs - 0.2%
BXP Inc	21,269	1,355,473
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (c)	14,480	1,769,166
Jones Lang LaSalle Inc (c)	5,619	1,277,817
		3,046,983
Retail REITs - 0.7%
NNN REIT Inc	38,387	1,578,090
Realty Income Corp	40,222	2,327,245
Simon Property Group Inc	12,921	2,033,507
		5,938,842
Specialized REITs - 0.4%
Gaming and Leisure Properties Inc	32,628	1,561,576
VICI Properties Inc	63,921	2,046,751
		3,608,327
TOTAL REAL ESTATE		21,090,020

Utilities - 2.5%
Electric Utilities - 2.0%
Duke Energy Corp	31,972	3,901,223
Edison International	47,257	2,528,722
NextEra Energy Inc	66,136	4,423,176
PG&E Corp	172,928	2,856,771
Southern Co/The	44,218	4,063,192
		17,773,084
Gas Utilities - 0.5%
National Fuel Gas Co	30,923	2,374,268
UGI Corp	71,539	2,345,764
		4,720,032
TOTAL UTILITIES		22,493,116

TOTAL UNITED STATES		877,621,382
TOTAL COMMON STOCKS (Cost $867,865,856)		888,286,130

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $95,686)	4.25	96,000	95,684

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	1,758,070	1,758,422
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	2,905,159	2,905,450
TOTAL MONEY MARKET FUNDS (Cost $4,663,872)			4,663,872

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $872,625,414)	893,045,686
NET OTHER ASSETS (LIABILITIES) - (0.3)% (d)	(2,366,104)
NET ASSETS - 100.0%	890,679,582

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	75	Jun 2025	2,095,125	42,251	42,251

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $70,296 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $95,684.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,114,392	81,622,858	80,978,828	69,271	-	-	1,758,422	1,758,070	0.0%
Fidelity Securities Lending Cash Central Fund	1,895,050	52,821,473	51,811,073	5,905	-	-	2,905,450	2,905,159	0.0%
Total	3,009,442	134,444,331	132,789,901	75,176	-	-	4,663,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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